Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000094853
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class A
Trading Symbol	LABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$50	0.98%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 842,659,068
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 1,968,056
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$842,659,068
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)773
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,968,056

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.8%
Short-Term Investments	4.2%
Equity-Linked Notes	3.0%
Banking	3.4%
ABS Home Equity	3.4%
Sovereigns	3.4%
Pharmaceuticals	3.8%
Cable Satellite	3.9%
Non-Agency Commercial Mortgage-Backed Securities	4.2%
Technology	5.6%
Collateralized Loan Obligations	6.1%
ABS Other	6.7%
Treasuries	19.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.0
US Treasury	15.0
Not ratedFootnote Reference^	22.5
CCC	2.4
B	3.8
BB	12.2
BBB	24.5
A	9.3
AA	4.3
AAA	1.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000094854
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class C
Trading Symbol	LABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$87	1.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.73%
AssetsNet	$ 842,659,068
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 1,968,056
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$842,659,068
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)773
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,968,056

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.8%
Short-Term Investments	4.2%
Equity-Linked Notes	3.0%
Banking	3.4%
ABS Home Equity	3.4%
Sovereigns	3.4%
Pharmaceuticals	3.8%
Cable Satellite	3.9%
Non-Agency Commercial Mortgage-Backed Securities	4.2%
Technology	5.6%
Collateralized Loan Obligations	6.1%
ABS Other	6.7%
Treasuries	19.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.0
US Treasury	15.0
Not ratedFootnote Reference^	22.5
CCC	2.4
B	3.8
BB	12.2
BBB	24.5
A	9.3
AA	4.3
AAA	1.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190722
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class N
Trading Symbol	LASNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$34	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 842,659,068
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 1,968,056
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$842,659,068
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)773
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,968,056

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.8%
Short-Term Investments	4.2%
Equity-Linked Notes	3.0%
Banking	3.4%
ABS Home Equity	3.4%
Sovereigns	3.4%
Pharmaceuticals	3.8%
Cable Satellite	3.9%
Non-Agency Commercial Mortgage-Backed Securities	4.2%
Technology	5.6%
Collateralized Loan Obligations	6.1%
ABS Other	6.7%
Treasuries	19.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.0
US Treasury	15.0
Not ratedFootnote Reference^	22.5
CCC	2.4
B	3.8
BB	12.2
BBB	24.5
A	9.3
AA	4.3
AAA	1.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000094855
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class Y
Trading Symbol	LASYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$37	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 842,659,068
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 1,968,056
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$842,659,068
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)773
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,968,056

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.8%
Short-Term Investments	4.2%
Equity-Linked Notes	3.0%
Banking	3.4%
ABS Home Equity	3.4%
Sovereigns	3.4%
Pharmaceuticals	3.8%
Cable Satellite	3.9%
Non-Agency Commercial Mortgage-Backed Securities	4.2%
Technology	5.6%
Collateralized Loan Obligations	6.1%
ABS Other	6.7%
Treasuries	19.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.0
US Treasury	15.0
Not ratedFootnote Reference^	22.5
CCC	2.4
B	3.8
BB	12.2
BBB	24.5
A	9.3
AA	4.3
AAA	1.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000021802
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class A
Trading Symbol	NEFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$53	1.03%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 1,089,855,797
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,093,015
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,089,855,797
  # of Portfolio Holdings (including overnight repurchase agreements)56
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,093,015

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.6%
Short-Term Investments	3.9%
Health Care Equipment & Supplies	3.4%
Interactive Media & Services	3.7%
Health Care Providers & Services	3.8%
Consumer Finance	4.6%
Financial Services	4.7%
Media	5.0%
Insurance	5.8%
Oil, Gas & Consumable Fuels	9.2%
Banks	10.1%
Capital Markets	13.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	3.7%
Citigroup, Inc.	3.6%
Charles Schwab Corp.	3.0%
Intercontinental Exchange, Inc.	2.7%
Phillips 66	2.6%
ConocoPhillips	2.5%
Bank of America Corp.	2.4%
Willis Towers Watson PLC	2.4%
Capital One Financial Corp.	2.4%
Airbnb, Inc., Class A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000021804
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class C
Trading Symbol	NECOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$91	1.78%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,089,855,797
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,093,015
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,089,855,797
  # of Portfolio Holdings (including overnight repurchase agreements)56
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,093,015

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.6%
Short-Term Investments	3.9%
Health Care Equipment & Supplies	3.4%
Interactive Media & Services	3.7%
Health Care Providers & Services	3.8%
Consumer Finance	4.6%
Financial Services	4.7%
Media	5.0%
Insurance	5.8%
Oil, Gas & Consumable Fuels	9.2%
Banks	10.1%
Capital Markets	13.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	3.7%
Citigroup, Inc.	3.6%
Charles Schwab Corp.	3.0%
Intercontinental Exchange, Inc.	2.7%
Phillips 66	2.6%
ConocoPhillips	2.5%
Bank of America Corp.	2.4%
Willis Towers Watson PLC	2.4%
Capital One Financial Corp.	2.4%
Airbnb, Inc., Class A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190720
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class N
Trading Symbol	NOANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$37	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 1,089,855,797
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,093,015
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,089,855,797
  # of Portfolio Holdings (including overnight repurchase agreements)56
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,093,015

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.6%
Short-Term Investments	3.9%
Health Care Equipment & Supplies	3.4%
Interactive Media & Services	3.7%
Health Care Providers & Services	3.8%
Consumer Finance	4.6%
Financial Services	4.7%
Media	5.0%
Insurance	5.8%
Oil, Gas & Consumable Fuels	9.2%
Banks	10.1%
Capital Markets	13.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	3.7%
Citigroup, Inc.	3.6%
Charles Schwab Corp.	3.0%
Intercontinental Exchange, Inc.	2.7%
Phillips 66	2.6%
ConocoPhillips	2.5%
Bank of America Corp.	2.4%
Willis Towers Watson PLC	2.4%
Capital One Financial Corp.	2.4%
Airbnb, Inc., Class A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000021805
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class Y
Trading Symbol	NEOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$40	0.78%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,089,855,797
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,093,015
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,089,855,797
  # of Portfolio Holdings (including overnight repurchase agreements)56
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,093,015

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.6%
Short-Term Investments	3.9%
Health Care Equipment & Supplies	3.4%
Interactive Media & Services	3.7%
Health Care Providers & Services	3.8%
Consumer Finance	4.6%
Financial Services	4.7%
Media	5.0%
Insurance	5.8%
Oil, Gas & Consumable Fuels	9.2%
Banks	10.1%
Capital Markets	13.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	3.7%
Citigroup, Inc.	3.6%
Charles Schwab Corp.	3.0%
Intercontinental Exchange, Inc.	2.7%
Phillips 66	2.6%
ConocoPhillips	2.5%
Bank of America Corp.	2.4%
Willis Towers Watson PLC	2.4%
Capital One Financial Corp.	2.4%
Airbnb, Inc., Class A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069913
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class A
Trading Symbol	VNVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$58	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 214,172,659
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 721,743
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$214,172,659
  # of Portfolio Holdings (including overnight repurchase agreements)60
  Portfolio Turnover Rate96%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$721,743

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.6%
Professional Services	3.5%
Multi-Utilities	3.7%
Electric Utilities	3.7%
Semiconductors & Semiconductor Equipment	3.8%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	4.9%
Electronic Equipment, Instruments & Components	5.7%
Banks	5.9%
Capital Markets	6.7%
Specialty Retail	7.4%
Machinery	9.1%
Electrical Equipment	9.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Coherent Corp.	3.3%
Hubbell, Inc.	3.2%
Burlington Stores, Inc.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Vulcan Materials Co.	2.7%
Axon Enterprise, Inc.	2.6%
Reinsurance Group of America, Inc.	2.4%
Embraer SA, ADR	2.3%
Performance Food Group Co.	2.2%
Zions Bancorp NA	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069914
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class C
Trading Symbol	VNVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$96	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.90%
AssetsNet	$ 214,172,659
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 721,743
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$214,172,659
  # of Portfolio Holdings (including overnight repurchase agreements)60
  Portfolio Turnover Rate96%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$721,743

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.6%
Professional Services	3.5%
Multi-Utilities	3.7%
Electric Utilities	3.7%
Semiconductors & Semiconductor Equipment	3.8%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	4.9%
Electronic Equipment, Instruments & Components	5.7%
Banks	5.9%
Capital Markets	6.7%
Specialty Retail	7.4%
Machinery	9.1%
Electrical Equipment	9.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Coherent Corp.	3.3%
Hubbell, Inc.	3.2%
Burlington Stores, Inc.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Vulcan Materials Co.	2.7%
Axon Enterprise, Inc.	2.6%
Reinsurance Group of America, Inc.	2.4%
Embraer SA, ADR	2.3%
Performance Food Group Co.	2.2%
Zions Bancorp NA	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000128764
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class N
Trading Symbol	VNVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$43	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 214,172,659
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 721,743
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$214,172,659
  # of Portfolio Holdings (including overnight repurchase agreements)60
  Portfolio Turnover Rate96%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$721,743

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.6%
Professional Services	3.5%
Multi-Utilities	3.7%
Electric Utilities	3.7%
Semiconductors & Semiconductor Equipment	3.8%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	4.9%
Electronic Equipment, Instruments & Components	5.7%
Banks	5.9%
Capital Markets	6.7%
Specialty Retail	7.4%
Machinery	9.1%
Electrical Equipment	9.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Coherent Corp.	3.3%
Hubbell, Inc.	3.2%
Burlington Stores, Inc.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Vulcan Materials Co.	2.7%
Axon Enterprise, Inc.	2.6%
Reinsurance Group of America, Inc.	2.4%
Embraer SA, ADR	2.3%
Performance Food Group Co.	2.2%
Zions Bancorp NA	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069915
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class Y
Trading Symbol	VNVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$45	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 214,172,659
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 721,743
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$214,172,659
  # of Portfolio Holdings (including overnight repurchase agreements)60
  Portfolio Turnover Rate96%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$721,743

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.6%
Professional Services	3.5%
Multi-Utilities	3.7%
Electric Utilities	3.7%
Semiconductors & Semiconductor Equipment	3.8%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	4.9%
Electronic Equipment, Instruments & Components	5.7%
Banks	5.9%
Capital Markets	6.7%
Specialty Retail	7.4%
Machinery	9.1%
Electrical Equipment	9.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Coherent Corp.	3.3%
Hubbell, Inc.	3.2%
Burlington Stores, Inc.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Vulcan Materials Co.	2.7%
Axon Enterprise, Inc.	2.6%
Reinsurance Group of America, Inc.	2.4%
Embraer SA, ADR	2.3%
Performance Food Group Co.	2.2%
Zions Bancorp NA	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.